Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

		Shares/	Value
Common Stocks (98.8%)	Country	Par +	$ (000’s)
Communication Services (5.8%)
Advanced Info Service PCL	Thailand	508,800	3,116
carsales.com, Ltd.	Australia	101,257	753
Hellenic Telecommunications Organization SA	Greece	264,574	3,214
KDDI Corp.	Japan	322,200	9,524
NAVER Corp.	South Korea	36,473	5,017
SoftBank Group Corp.	Japan	195,400	6,842
Tele2 AB	Sweden	299,428	4,024
Tencent Holdings, Ltd.	Cayman Islands	84,600	4,125

Total			36,615

Consumer Discretionary (7.4%)
adidas AG	Germany	30,627	7,046
Cie Financiere Richemont SA	Switzerland	80,897	4,433
Dufry AG *	Switzerland	18,507	574
Flutter Entertainment PLC	Ireland	27,832	2,510
Koito Manufacturing Co., Ltd.	Japan	126,700	4,288
LVMH Moet Hennessy Louis Vuitton SE	France	30,945	11,487
Techtronic Industries Co., Ltd.	Hong Kong	1,013,000	6,526
USS Co., Ltd.	Japan	402,000	5,537
Yum China Holdings, Inc.	United States	103,898	4,429

Total			46,830

Consumer Staples (11.0%)
Ambev SA, ADR	Brazil	624,987	1,438
British American Tobacco PLC	United Kingdom	264,142	9,020
Danone SA	France	101,364	6,537
Japan Tobacco, Inc.	Japan	236,600	4,380
Kao Corp.	Japan	94,400	7,729
L’Oreal SA	France	31,110	8,166
Nestle SA	Switzerland	234,232	24,142
Reckitt Benckiser Group PLC	United Kingdom	109,320	8,390

Total			69,802

Energy (4.1%)
BP PLC	United Kingdom	1,864,271	7,931
Cairn Energy PLC *	United Kingdom	1,622,715	1,553
Eni SpA	Italy	437,167	4,420
Galp Energia SGPS SA	Portugal	441,212	5,037
Idemitsu Kosan Co., Ltd.	Japan	157,200	3,604
Oil Search, Ltd.	Papua New Guinea	914,047	1,391
TC Energy Corp.	Canada	40,845	1,815

Total			25,751

Financials (16.1%)
AEON Financial Service Co., Ltd.	Japan	227,600	2,435
AIA Group, Ltd.	Hong Kong	1,427,400	12,841
AIB Group PLC *	Ireland	1,936,363	2,171

		Shares/	Value
Common Stocks (98.8%)	Country	Par +	$ (000’s)
Financials continued
Aon PLC	United Kingdom	55,741	9,200
BNP Paribas SA	France	217,478	6,556
Euronext NV	Netherlands	123,051	9,166
HDFC Bank, Ltd.	India	384,761	4,309
Hiscox, Ltd.	Bermuda	404,249	4,629
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	179,900	5,403
Intesa Sanpaolo SpA	Italy	3,829,506	6,251
Julius Baer Group, Ltd. *	Switzerland	169,381	5,783
KBC Group NV	Belgium	111,780	5,158
Mitsubishi UFJ Financial Group, Inc.	Japan	1,698,300	6,336
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	12,533,700	2,305
Swiss Re AG	Switzerland	47,732	3,680
UBS Group AG *	Switzerland	848,900	7,934
Zurich Insurance Group AG	Switzerland	22,662	8,044

Total			102,201

Health Care (13.2%)
Bayer AG	Germany	141,796	8,324
Essilor International SA	France	73,076	7,884
Kyowa Hakko Kirin Co., Ltd.	Japan	212,200	4,758
Novo Nordisk AS - Class B	Denmark	261,382	15,767
Roche Holding AG	Switzerland	74,418	24,194
Santen Pharmaceutical Co., Ltd.	Japan	643,000	11,075
Sonic Healthcare, Ltd.	Australia	227,962	3,414
Terumo Corp.	Japan	235,100	8,085

Total			83,501

Industrials (15.7%)
51job, Inc. *	Cayman Islands	43,343	2,661
Aena SA	Spain	22,950	2,505
Brambles, Ltd.	Australia	859,632	5,673
Daikin Industries, Ltd.	Japan	84,100	10,256
GEA Group AG	Germany	195,940	4,035
Hitachi, Ltd.	Japan	249,100	7,251
Kubota Corp.	Japan	549,800	7,033
Legrand SA	France	110,859	7,124
Malaysia Airports Holdings Bhd	Malaysia	499,600	496
Melrose Industries PLC	United Kingdom	1,413,638	1,596
Persol Holdings Co., Ltd.	Japan	186,800	1,876
RELX PLC	United Kingdom	185,475	3,991
Ritchie Bros Auctioneers, Inc.	Canada	110,502	3,785
Ryanair Holdings PLC *	Ireland	41,581	2,207
Schindler Holding AG	Switzerland	31,863	7,004
Schneider Electric SE	France	170,344	14,666
SEEK, Ltd.	Australia	127,183	1,193
SMC Corp.	Japan	6,600	2,817
TOTO, Ltd.	Japan	171,300	5,702
Wolters Kluwer NV	Netherlands	110,925	7,887

Total			99,758

Research International Core Portfolio

		Shares/	Value
Common Stocks (98.8%)	Country	Par +	$ (000’s)
Information Technology (10.3%)
Amadeus IT Group SA	Spain	101,493	4,813
Cadence Design Systems, Inc. *	United States	42,055	2,777
Check Point Software Technologies, Ltd. *	Israel	42,399	4,263
Constellation Software, Inc.	Canada	4,188	3,806
EPAM Systems, Inc. *	United States	23,923	4,442
Fujitsu, Ltd.	Japan	30,300	2,734
Kyocera Corp.	Japan	109,400	6,488
Mastercard, Inc. - Class A	United States	18,244	4,407
Mellanox Technologies, Ltd. *	Israel	38,399	4,659
Nomura Research Institute, Ltd.	Japan	221,100	4,672
NXP Semiconductors NV	Netherlands	54,624	4,530
Samsung Electronics Co., Ltd.	South Korea	122,971	4,779
Scout24 AG	Germany	61,115	3,679
Silicon Motion Technology Corp., ADR	Cayman Islands	61,768	2,264
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	809,189	7,223

Total			65,536

Materials (8.5%)
Akzo Nobel NV	Netherlands	113,502	7,483
Croda International PLC	United Kingdom	139,702	7,388
Kansai Paint Co., Ltd.	Japan	156,100	2,977
Linde PLC	Ireland	86,250	15,563
Nitto Denko Corp.	Japan	101,500	4,531
Sika AG	Switzerland	47,516	7,862

		Shares/	Value
Common Stocks (98.8%)	Country	Par +	$ (000’s)
Materials continued
Symrise AG	Germany	87,052	8,244

Total			54,048

Real Estate (2.8%)
Grand City Properties SA	Luxembourg	434,375	9,162
LEG Immobilien AG	Germany	79,451	8,977

Total			18,139

Utilities (3.9%)
APA Group	Australia	577,330	3,687
China Resources Gas Group, Ltd.	Bermuda	596,000	2,992
CLP Holdings, Ltd.	Hong Kong	591,500	5,437
Iberdrola, SA	Spain	923,808	9,122
Orsted A/S	Denmark	35,962	3,532

Total			24,770

Total Common Stocks (Cost: $653,469)			626,951

Short-Term Investments
(1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	United States	8,565,128	8,565

Total			8,565

Total Short-Term Investments (Cost: $8,565)			8,565

Total Investments (100.2%) (Cost: $662,034)@			635,516

Other Assets, Less Liabilities (-0.2%)			(1,483)

Net Assets (100.0%)			634,033

Investments Percentage by Country is based on Net Assets:
Japan	20.8%
Switzerland	14.8%
France	9.8%
United Kingdom	7.7%
Germany	6.3%
Other	40.8%

Total	100.2%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $662,034 and the net unrealized depreciation of investments based on that cost was $26,518 which is comprised of $78,474 aggregate gross unrealized appreciation and $104,992 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Description	Prices	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$4,429	$42,401	$—
Consumer Staples	1,438	68,364	—
Energy	1,815	23,936	—
Financials	9,200	93,001	—
Industrials	8,653	91,105	—
Information Technology	31,148	34,388	—
All Others	—	217,073	—
Short-Term Investments	8,565	—	—

Total Assets:	$65,248	$570,268	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand